                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05597

Morgan Stanley Municipal Income Opportunities Trust
                           (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS-February 28, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                         COUPON      MATURITY
THOUSANDS                                                                          RATE         DATE                VALUE
---------                                                                         ------      --------           ------------
           TAX-EXEMPT MUNICIPAL BONDS  (97.3%)
           General Obligation  (1.3%)
$1,000     California, Various Purpose dtd 02/01/04                                5.00  %    02/01/33           $1,029,340
 1,000     Southlands, Colorado, Medical District #1, Colorado, Ser 2004          7.125       12/01/34            1,026,700
                                                                                                                  ---------
 2,000                                                                                                            2,056,040
                                                                                                                  ---------

           Educational Facilities Revenue (2.7%)
 1,200     ABAG Finance Authority for Nonprofit Corporations, California,          7.50       05/01/11            1,261,848
              National Center for International Schools COPs
   500     San Diego County, California, The Burnham Institute COPs                6.25       09/01/29              524,105
 1,000     Bellalago Educational Facilities Benefits District, Florida,            5.80       05/01/34              998,370
              Bellalago Charter School Ser 2004 B
   500     Illinois, Student Housing Village Project Ser 2004 A                   5.125       06/01/35              490,310
 1,000     Westchester County Industrial Development Agency, New York,            5.375       08/01/24            1,037,150
              Guiding Eyes for The Blind Inc Ser 2004                                                             ---------

 4,200
                                                                                                                  4,311,783
                                                                                                                  ---------

           Electric Revenue (0.7%)
 1,000     Pennsylvania Economic Development Authority, Reliant Energy             6.75       12/01/36            1,069,970
              Ser 2001 A                                                                                          ---------

           Hospital Revenue (16.0%)
 1,000     Colbert County - Northwest Health Care Authority, Alabama,              5.75       06/01/27            1,019,520
              Helen Keller Hospital Ser 2003
 2,000     Baxter County, Arkansas, Baxter County Regional Hospital Impr          5.625       09/01/28            2,041,160
              & Refg Ser 1999 B
 2,000     Hawaii Department of Budget & Finance, Kuakini Health 2002 Ser         6.375       07/01/32            2,090,860
 1,000     Indiana Health Facility Financing Authority, Riverview Hospital        6.125       08/01/31            1,053,280
              Ser 2002
 2,000     Maryland Health & Higher Educational Facilities Authority,              6.75       07/01/30            2,250,480
              University of Maryland Medical Center Ser 2000
   600     Gaylord Hospital Financing Authority, Michigan, Otsego Memorial         6.50       01/01/37              589,560
               Hospital Ser 2004
 3,000     Henderson, Nevada, Catholic Health West 1998 Ser A                     5.375       07/01/26            3,051,239
 1,500     New Hampshire Higher Educational & Health Facilities Authority,         6.00       05/01/28            1,461,060
              Littleton Hospital Assn Ser 1998 A
 2,000     New Jersey Health Care Facilities Financing Authority, Raritan          7.25       07/01/27            2,100,400
              Bay Medical Center Ser 1994
 1,105     Nassau County Industrial Development Agency, New York,                 5.875       11/01/11            1,210,483
              North Shore Health Ser B
 1,000     Monroe County Hospital Authority, Pennsylvania,  Pocono                 6.00       01/01/43            1,057,140
              Medical Center Ser 2003
 1,560     Philadelphia Hospitals & Higher Education Facilities Authority,        6.375       11/15/11            1,561,030
              Pennsylvania, Chestnut Hill Hospital Ser 1992
 1,000     St Mary Hospital Authority, Pennsylvania, Catholic Health East Ser B   5.375       11/15/34            1,043,830

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
 2,000     South Carolina Jobs Economic Development Authority, Palmetto           6.875       08/01/27            2,239,560
              Health Alliance Refg Ser 2003 C
 1,000     Knox County Health, Educational & Housing Facility Board,               6.50       04/15/31            1,027,830
              Tennessee, Baptist Health of East Tennessee Ser 2002
 1,000     Decatur Hospital Authority, Texas, Wise Regional Health Ser            7.125       09/01/34            1,076,940
              2004 A
   350     Hidalgo County, Texas, Health Services Mission Hospital Inc.            5.00       08/15/19              348,744
                                                                                                                 ----------
24,115                                                                                                           25,223,116
                                                                                                                 ----------

           Industrial Development/Pollution Control Revenue  (14.1%)
 2,000     Los Angeles, California, American Airlines Inc Terminal 4 Ser           7.50       12/01/24            2,036,300
              2002 C (AMT)
   360     Metropolitan Washington Airports Authority, District of Columbia      10.125       09/01/11              360,511
              & Virginia, CaterAir International Corp Ser 1991 (AMT) +
 2,000     Chicago, Illinois, Chicago O'Hare Int'l Airport/United Airlines Inc     6.30       05/01/16              300,000
              Refg Ser 2001 C (a)
 1,500     Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                        6.00       06/01/27            1,546,380
 1,500     Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A                   5.625       02/01/18            1,611,690
   480     Zanesville-Muskingum County Port Authority, Ohio, Anchor               10.25       12/01/08              479,976
              Glass Container Corp Ser 1989 B (AMT)
 2,000     Beaver County Industrial Development Authority, Pennsylvania,           7.75       05/01/20            2,112,300
              Toledo Edison Co Collateralized Ser 1995 B
 3,330     Carbon County Industrial Development Authority, Pennsylvania,           6.65       05/01/10            3,605,558
              Panther Creek Partners Refg 2000 Ser (AMT)
 2,125     Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1998     7.50       09/01/08            2,086,453
 1,000     Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A (AMT)    7.70       04/01/33            1,182,320
 1,000     Chesterfield County Industrial Development Authority, Virginia,         5.50       10/01/09            1,053,450
              Virginia Electric & Power Co Ser 1985
 3,700     Pittsylvania County Industrial Development Authority, Virginia,         7.45       01/01/09            3,793,794
              Multi-Trade Pittsylvania County Ser 1994 A (AMT)
 2,000     Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT)       7.00       07/15/25            2,068,920
                                                                                                                 ----------
22,995                                                                                                           22,237,652
                                                                                                                 ----------

           Mortgage Revenue - Multi-Family  (7.0%)
           Washington County Housing & Redevelopment Authority, Minnesota,
 3,885        Courtly Park Ser 1989 A                                              9.75       06/15/19            3,024,278
 1,165        Courtly Park Ser 1989 A (AMT)                                       10.25       06/15/19              907,220
24,080        Courtly Park Ser 1989 B                                              0.00       06/15/19              379,500
 8,678        Courtly Park Ser 1989 B (AMT)                                        0.00       06/15/19              136,763
           White Bear Lake, Minnesota,
 3,715        White Bear Woods Apts Phase II Refg 1989 Ser A                       9.75       06/15/19            3,208,423
19,771        White Bear Woods Apts Phase II Refg 1989 Ser B                       0.00       06/15/19              311,598
 3,000     Brookhaven Industrial Development Agency, New York,                    6.375       12/01/37            2,983,290
              Woodcrest Estates Ser 1998 A (AMT)                                                                 ----------

64,294                                                                                                           10,951,072
                                                                                                                 ----------

           Mortgage Revenue - Single Family  (6.4%)
           Colorado Housing & Finance Authority,
   180       1996 Ser B (AMT)                                                      7.65       11/01/26              181,431
   800       Ser 1998 D-2 (AMT)                                                    6.35       11/01/29              817,456
25,155     New Hampshire Housing Finance Authority, Residential 1983 Ser B         0.00       01/01/15            9,098,312
                                                                                                                 ----------
26,135                                                                                                           10,097,199
                                                                                                                 ----------

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
           Nursing & Health Related Facilities Revenue  (11.0%)
           Escambia County, Florida,
 5,470        Pensacola Care Development Centers Ser 1989                         10.25       07/01/11            5,527,599
 1,255        Pensacola Care Development Centers Ser 1989 A                       10.25       07/01/11            1,268,215
 1,000     Orange County Health Facilities Authority, Florida, Westminister        6.75       04/01/34              871,640
              Community Care Services Inc Ser 1999
 1,000     Pinellas County Health Facilities Authority, Florida, Oaks of           6.25       06/01/34            1,035,520
              Clearwater Ser 2004
 1,965     Iowa Health Facilities Development Financing Authority, Care            9.25       07/01/25            2,378,809
              Initiatives Ser 1996
   515     Kentucky Economic Development Financing Authority,                      6.50 #     01/01/29              509,407
              AHF/Kentucky-Iowa Inc Ser 2003
 1,000     Westside Habilitation Center, Louisiana, Intermediate Care             8.375       10/01/13            1,010,960
              Facility for the Mentally Retarded Refg Ser 1993
 1,775     Massachusetts Development Finance Agency, New England                  5.875       11/01/18            1,781,426
              Center for Children Ser 1998
 1,000     Massachusetts Health & Educational Facilities Authority, The           6.125       07/01/29              981,060
              Learning Center for Deaf Children Ser C
   870     Mount Vernon Industrial Development Agency, New York,                   6.00       06/01/09              880,310
              Meadowview at the Wartburg Ser 1999
 1,000     St Louis County Industrial Development Authority, Missouri,            6.625       11/15/35            1,013,260
              Pediatric Rehabilitation Center Ser 2003 A                                                         ----------

16,850                                                                                                           17,258,206
                                                                                                                 ----------

           Recreational Facilities Revenue  (5.7%)
 2,000     Sacramento Financing Authority, California, Convention Center           6.25       01/01/30            2,113,800
              Hotel 1999 Ser A
 1,000     San Diego County, San Diego Natural History Museum COPs                 5.70       02/01/28              944,200
           Mashantucket (Western) Pequot Tribe, Connecticut,
 1,010        1996 Ser A (b)                                                       6.40       09/01/11            1,068,378
 1,000        1997 Ser B (b)                                                       5.75       09/01/27            1,029,730
 2,000     St Louis Industrial Development Authority, Missouri, St Louis          6.875       12/15/20            1,693,000
              Convention Center Headquarters Hotel Ser 2000 (AMT)
 2,000     Austin Convention Enterprises Inc, Texas, Convention Center             6.70       01/01/32            2,123,460
              Hotel  Ser 2000 A                                                                                  ----------

 9,010                                                                                                            8,972,568
                                                                                                                 ----------

           Retirement & Life Care Facilities Revenue  (15.7%)
 1,000     St Johns County Industrial Development Authority, Florida,              8.00       01/01/30            1,061,860
              Glenmoor Ser 1999 A
 1,000     Hawaii Department of Budget & Finance, Kahala Nui, 2003 Ser A           8.00       11/15/33            1,067,180
 1,500     Lenexa, Kansas, Lakeview Village - Southridge Ser 2002 C               6.875       05/15/32            1,610,685
 1,500     Maryland Health & Higher Educational Facilities Authority, Mercy        6.00       04/01/35            1,553,985
              Ridge 2003 Ser A
 1,500     Massachusetts Development Finance Agency, Loomis                        5.75       07/01/23            1,436,640
              Communities Ser 1999 A
 1,500     Kansas City Industrial Development Agency, Missouri, Bishop             6.50       01/01/35            1,531,185
              Spencer 2004 Ser A
           New Jersey Economic Development Authority,
 1,000        Cedar Crest Villiage Inc Ser 2001 A                                  7.25       11/15/31            1,051,600
 1,000        Franciscan Oaks Ser 1997                                             5.70       10/01/17              986,970
 1,000        The Presbyterian Home at Montgomery Ser 2001 A                      6.375       11/01/31            1,019,800
 2,000        United Methodist Homes of New Jersey Ser 1998                       5.125       07/01/25            1,822,040
 3,250     Suffolk County Industrial Development Agency, New York,                 7.25       11/01/28            3,408,535
              Jefferson's Ferry Ser 1999

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
  1,000    North Carolina Medical Care Commission, The Given Estate, Ser           6.50       07/01/32            1,052,050
              2003 A
  1,000    Chester County Health & Education Facilities Authority,                7.625       07/01/34            1,076,750
              Pennsylvania, Jenner's Pond Inc Ser 2002
  1,000    Montgomery County Industry Development Authorty,                        6.25       02/01/35            1,017,690
              Pennsylvania,  Whitemarsch Care Project
    750    Shelby County Health, Educational & Housing Facilities Board,           7.25       12/01/34              773,783
              Tennessee, Village at Germantown Ser 2003 A
  1,000    Houston, Health Facilities Authority, Texas, Buckingham Senior         7.125       02/15/34            1,076,490
              Living Community Ser 2003 A
  2,100    Vermont Economic Development Authority, Wake Robin Corp                 6.75       03/01/29            2,067,870
              Ser 1999 A
  1,000    Peninsula Ports Authorty of Virginia, Virginia Baptist Homes Ser       7.375       12/01/32            1,052,820
              2003 A                                                                                            -----------

 24,100                                                                                                          24,667,933
                                                                                                                -----------

           Tax Allocation Revenue  (11.5%)
    500    Carlsbad California Improvemnet Act 1915 Assessment District            5.20       09/02/35              495,690
              No 2002-2001 Ser A
  1,000    San Marcos Community Facilities District No 2002-01, California,        5.95       09/01/35            1,024,590
               University Commons Ser 2004
  2,000    Elk Valley Public Improvement Corporation, Colorado, Ser 2001           7.35       09/01/31            2,135,620
  2,000    Beacon Lakes, Community Development District, Florida, Ser 2003 A       6.90       05/01/35            2,098,760
  1,000    Midtown Miami Community Development District, Florida, Ser 2004 A       6.25       05/01/37            1,035,960
  2,000    Chicago, Illinois, Lake Shore East, Ser 2002                            6.75       12/01/32            2,069,760
    725    Lincolnshire, Illinois, Special Service Area No 1 Ser 2004              6.25       03/01/34              766,158
  2,000    Des Peres, Missouri, West County Center Ser 2002                        5.75       04/15/20            2,055,700
  4,000    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A Refg          7.00       10/01/21            4,315,480
  1,995    Las Vegas District No 808, Nevada, Summerlin Area Ser 2001              6.75       06/01/21            2,060,576
                                                                                                                -----------
 17,220                                                                                                          18,058,294
                                                                                                                -----------

           Transportation Facilities Revenue  (4.4%)
  5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA)             0.00       09/01/15            3,178,800
  1,780    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser           5.85       10/01/13            1,948,815
              1993 A (Ambac)
    750    Augusta, Georgia, Airport Passengers Facilities Ser A                   5.15       01/01/35              751,328
  1,000    Nevada Department of Business & Industry, Las Vegas Monorail           7.375       01/01/40            1,020,360
               2nd Tier Ser 2000                                                                                -----------

  8,530                                                                                                           6,899,303
                                                                                                                -----------

           Refunded  (0.8%)
  1,000    Illinois Health Facilities Authority, Riverside Health Ser 2000         6.85       11/15/29++          1,191,890
                                                                                                                -----------
221,449    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $161,386,367)                                                 152,995,026
                                                                                                                -----------

           SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.7%)

  1,700    Harris County Health Facilities Development Corporation, Texas,         1.80*      07/01/37            1,700,000
               Methodist Hospital Ser 2002 (Demand 03/01/05)
  1,025    North Central Texas Health Facilities Development Corporation,          1.79*      12/01/15            1,025,000
              Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 03/01/05)                                   -----------

  2,725    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,725,000)                                    2,725,000
                                                                                                                -----------

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
$224,174   TOTAL INVESTMENTS (Cost $164,111,367)(c)                                99.0%                        155,720,026

           OTHER ASSETS IN EXCESS OF LIABILITIES                                    1.0%                          1,616,085
                                                                                  -----                        ------------

           NET ASSETS                                                             100.0%                       $157,336,111
                                                                                  =====                        ============

--------------
AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

*     Current coupon of variable rate demand obligation.

+     Joint exemption in locations shown.

++    Prerefunded to call date shown.

#     Currently a 6.50% coupon; increases to 8.00% on January 1, 2009.

(a)   Issuer in bankruptcy; non-income producing security

(b)   Resale is restricted to qualified institutional investors.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,018,234 and the aggregate gross unrealized depreciation is $15,409,575 , resulting in net unrealized depreciation of $8,391,341.

Bond  Insurance:
----------------
Ambac Ambac Assurance Corporation.
MBIA  Municipal Bond Investors Assurance Corporation.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

Alabama                                               0.7 %
Arkansas                                              1.3
California                                            6.0
Colorado                                              4.7
Connecticut                                           1.3
District of Columbia                                  0.2
Florida                                              10.1
Georgia                                               0.5
Hawaii                                                2.0
Illinois                                              3.1
Indiana                                               0.7
Iowa                                                  2.5
Kansas                                                1.0
Kentucky                                              0.3
Louisiana                                             0.6
Maryland                                              2.4
Massachusetts                                         2.7
Michigan                                              0.4
Minnesota                                             5.1
Missouri                                              6.7
Nevada                                                3.9
New Hampshire                                         6.7
New Jersey                                            4.4
New York                                              6.1
North Carolina                                        0.7
Ohio                                                  1.3
Pennsylvania                                          8.0
South Carolina                                        2.7
Tennessee                                             1.1

Texas                                                 5.4
Vermont                                               1.3
Virginia                                              3.8
West Virginia                                         1.3
Joint exemptions*                                     0.0
                                                     ----
Total                                                99.0%
                                                     ====

------------

*     Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2
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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                       3